Leases - Narrative (Details)	3 Months Ended
Mar. 31, 2019
Lessee, Lease, Description [Line Items]
Option to terminate period	1 year
Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	6 years